October 14, 2009

VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.

Washington, DC 20549

Re:	Neuberger Berman Income Funds
	–	Neuberger Berman Floating Rate Income Fund – Class A, Class C and Institutional Class
File Nos. 002-85229 and 811-03802

	Re:	Request for Selective Review for Post-Effective Amendment No. 75

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A (“PEA 75”) on behalf of Neuberger Berman Floating Rate Income Fund (“Fund”). PEA 75 includes the Class A and Class C prospectus, Institutional Class prospectus (together, the “Prospectuses”) and statement of additional information (“SAI”), relating to the Registrant’s issuance of Class A, Class C and Institutional Class shares of the Fund. This transmission includes a conformed signature page signed by power of attorney for the Registrant and a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to add one new series to the Registrant, Neuberger Berman Floating Rate Income Fund, which will have three classes of shares – Class A, Class C and Institutional Class. This filing is not intended to affect the prospectus or SAI of any Class of any of the previously registered series of the Registrant.

The form of the Prospectuses, the sections of the Prospectuses titled “Investment Manager” and “Your Investment,” the form of the SAI and the entire text of the SAI (except the section titled “Investment Information”), are substantially the same as parallel disclosure in the prospectuses and statement of additional information for Class A, Class C and Institutional Class of Neuberger Berman High Income Bond Fund contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following filings:

Post-Effective Amendment No. 71 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Class A and Class C shares of Neuberger Berman High Income Bond Fund (Accession No. 0000898432-09-000408) (March 16, 2009).

Post-Effective Amendment No. 69 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder for Institutional Class shares of Neuberger Berman High Income Bond Fund (Accession No. 0000898432-08-001339) (December 30, 2008).

Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 75. Pursuant to Rule 485(a)(2) under the 1933 Act, this PEA 75 will become effective 75 days after the filing date on December 28, 2009. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by December 1, 2009. This will assist the Registrant in keeping to its expected commencement of operations date and prospectus printing schedule.

Please contact me at (202) 778-9405 or Lori L. Schneider at (202) 778-9305 with any questions or comments you may have. Thank you for your attention.

Sincerely,

/s/ Michelle Y. Mesack

Michelle Y. Mesack